Investment in Equity Accounted Joint Venture - Summary of Investment in Equity Accounted Joint Venture (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Dec. 31, 2018
Schedule of Equity Method Investments Joint Ventures [Line Items]
Investment in equity accounted joint venture, beginning balance		$ 42,462
Equity contributions to joint venture entity		49,500	$ 41,000
Share of results	$ (101)	(140)	(38)
Capitalized interest and deferred financing costs		1,992	1,024
Legal costs			476
Investment in equity accounted joint venture, ending balance	$ 93,814	$ 93,814	$ 42,462